UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

112 Erie Boulevard

 Schenectady,  NY 12305

 (Address of principal executive offices)   (Zip code)

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: February 28, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

[GRAPHIC OMITTED]

Electric City Value Fund

Electric City Dividend Growth Fund

SEMI ANNUAL REPORT

(Unaudited)

February 28, 2003

[GRAPHIC OMITTED]

To Our Shareholders:

An important lesson that I learned many years ago about the importance of preservation of capital has been reinforced during the past few years. Some investors are learning it for the first time and it has been a painful and lengthy lesson. The chart below is an excellent and useful tool to illustrate the importance of preservation of capital.

$10,000 initial investment becomes:	Rate of Return	Return Required to Return to “Breakeven” (Rounded)
$9000	-10%	11%
$8000	-20%	25%
$7500	-25%	33%
$5000	-50%	100%
$2500	-75%	300%

There is a common market saying to “cut your losses short and let your winners run.” Some investors use strict rules like placing limit orders to sell at 10% under the purchase price of a security. Others absolutely refuse to “average down.” These strict methods might make sense for short term traders using technical analysis or momentum style of management, but they tend to be less useful for long term investors, particularly value investors that are often buying “out of favor” merchandise to begin with. Many of our holdings over the years that have provided substantial favorable returns have dropped by more than 10% after the initial purchase and we have benefited by purchasing additional shares at lower prices.

For fundamental or “value” investors, performing proper due diligence to minimize the risk of impairment of capital is the best defense. Since we cannot know the unknowable, otherwise known as “_______ happens”, large losses on individual holdings are unfortunately inevitable. However, with proper diversification and prudent management, the impact and frequency can be held to a minimum.

Electric City Value Fund

On February 28, 2003 the Electric City Value Fund (“ECVFX”, “Electric City”, or the “Fund”) had 39 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $9.80 per share. This compares with an audited net asset value of $11.09 on August 31, 2002.

A complete list of the fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the fund’s December 30, 1999 inception, through February 28, 2003, the fund depreciated by

-1.50% versus losses of -37.45% for the Standard & Poor’s 500 Index and -40.76% for the Russell 3000® Index.

Electric City Dividend Growth Fund

On February 28, 2003 the Electric City Dividend Growth Fund (“ECDGX”, “Electric City”, or the “Fund”) had 24 holdings in the Fund, in addition to cash and equivalents, and the unaudited net asset value was $8.19 per share. This compares with an audited net asset value, adjusted for a subsequent distribution of $0.059 per share, of $9.051 on August 31, 2002.

A complete list of the Fund’s holdings is available for your review on the accompanying Schedule of Investments.

Since the Fund’s January 4, 2002 inception, through February 28, 2003, the Fund depreciated by -17.56% versus losses of -28.26% for the Standard & Poor’s 500 Index and -27.79% for the Russell 3000® Index.

Thank you!

Please don’t hesitate to call us if you have any questions about your account or want to discuss the fund. Shareholder Services can be reached by calling 800-453-6556. I can be reached at 518-370-0289.

As always, thanks you for your trust and confidence. We hope that in the years to come we will be able to repay you by achieving our objective of building shareholder wealth.

/s/James W. Denney

President and Portfolio Manager

Electric City Funds

Electric City Value Fund

		Schedule of Investments
		February 28, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Advertising
1,200	Valassis Communications, Inc. *	$ 41,004	2.56%

Airlines
1,000	Delta Air Lines, Inc.	8,400	0.52%

Apparel / Accessories
2,400	Liz Claiborne, Inc.	67,680	4.23%

Audio & Video Equipment
8,600	Rockford Corporation *	47,128	2.94%

Auto & Truck Manufacturers
1,500	Ford Motor Co.	12,480	0.78%

Communications Services
1,200	SBC Communications, Inc.	24,960
500	Verizon Communications	17,290
		42,250	2.64%

Computer Services
14,000	Hoover's *	97,720
40,000	Pinnacor, Inc. *	52,000
		149,720	9.35%

Conglomerates
2,300	General Electric Company	55,315
800	Honeywell Inc.	18,312
3,500	Tyco Laboratories, Inc.	51,800
		125,427	7.83%

Crops
12,900	Landec Corporation *	34,830	2.17%

Electric Utilities
586	National Grid Group PLC	18,793	1.17%

Fish / Livestock
3,000	Tejon Ranch *	76,500	4.78%

Financial Services
1,200	Value Line, Inc.	55,656	3.48%

Hotels & Motels
6,400	Arlington Hospitality, Inc. *	20,864	1.30%

Money Center Banks
1,500	Citigroup, Inc.	50,010	3.12%

Oil & Gas Integrated
2,000	Exxon Mobil Corporation	68,040	4.25%

Personal and Household Products
14,200	Decorator Industries	71,000	4.43%

Personal Services
4,700	Steiner Leisure Ltd *	49,491	3.09%

Pharmaceuticals
2,000	Bristol Myers Squibb Co.	46,600
1,700	Merck & Co. Inc.	89,675	8.50%
		136,275

Property and Casualty Insurance
900	Allstate Corp.	28,467
300	Berkshire Hathaway Class B *	61,950
		90,417	5.64%

Recreational Services
2,000	Disney (Walt) Co.	34,120
1,000	Royal Caribbean Cruises	13,550
		47,670	2.98%

Regional Banks
2,000	Banknorth Group, Inc.	45,320
500	Community Bank System, Inc.	16,345
		61,665	3.85%

Retail (Specialty)
4,000	Fleming Companies, Inc.	8,280
3,500	Home Depot, Inc.	82,075
5,000	OfficeMax *	23,950
1,000	BJ's Wholesale Club, Inc. *	13,980
1,800	Toys R Us, Inc.*	14,544
		142,829	8.92%

Savings & Loans / Savings Banks
2,100	Flagstar Bancorp, Inc.	50,925
1,800	Washington Mutual, Inc.	62,154
		113,079	7.06%

Software & Programming
80,000	IFS International Holdings, Inc.*	960
80,000	MapInfo Corporation *	13,440
		14,400	0.90%

Water Transportation
1,800	Alexander & Baldwin	44,676	2.79%

Total for Common Stock ($1,743,122)		1,590,284	99.30%

CASH AND EQUIVALENTS
9,882	First American Treasury Obligation 1.32% (Cost $9,882)	9,882	0.62%

	Total Investments
	( Identified Cost $1,753,004)	1,600,166	99.92%

	Other Assets Less Liabilities	1,327	0.08%

	Net Assets	$ 1,601,493	100.00%

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

	Schedule of Investments
		February 28, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto & Truck Parts
500	Genuine Parts Co.	$ 14,400	3.95%

Capital Goods
700	Gorman-Rupp Corp.	14,420	3.95%

Communications Services
700	SBC Communications, Inc.	14,560
300	Verizon Communications	10,374
		24,934	6.83%
Footware
1,100	Wolverine World Wide	18,524	5.08%

Insurance Accidental & Health
800	Unum Provident Corp.	10,400	2.85%

Internet Services
2,500	Hoovers *	17,450	4.78%

Investment Services
700	Raymond James Financial, Inc.	17,836
600	T. Rowe Price Associates, Inc.	15,432
		33,268	9.12%
Major Drugs
700	Bristol Myers Squibb Co.	16,310
700	Schering-Plough, Corp.	12,614
		28,924	7.93%
Miscellaneous Fabricated Products
800	Barnes Group, Inc.	15,360	4.21%

Natural Gas Utilities
350	Piedmont Natural Gas	12,044	3.30%

Oil & Gas Operations
275	Exxon Mobil Corporation	9,355	2.56%

Pharmaceuticals
300	Merck & Co. Inc.	15,825	4.34%

Property and Casualty Insurance
200	Allstate Corp.	15,815	4.33%

Recreational Services
600	Carnival Cruise Lines, Cl. A	13,782	3.78%

Regional Banks
800	Banknorth Group, Inc.	18,128
600	Community Bank System, Inc.	19,614
700	KeyCorp	16,611
		54,353	14.89%

Retail (Home Improvement)
600	Home Depot	14,070	3.86%

Retail (Specialty)
700	Limited, Inc.	8,316	2.28%

Savings & Loans / Savings Banks
421	Charter One	12,142
500	Washington Mutual, Inc.	17,265
		29,407	8.06%

Total for Common Stock ($420,032)		$ 350,647	96.08%

CASH AND EQUIVALENTS
14,124	First American Treasury Obligation 1.32% (Cost $14,124)	14,124	3.87%

	Total Investments
	(Total for Common Stock ($434,156 )	364,771	99.95%

	Other Assets Less Liabilities	187	0.05%

	Net Assets	$ 364,958	100.00%

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Assets and Liabilities
February 28, 2003 (Unaudited)
		Dividend
	Value Fund	Growth Fund
Assets
Investment Securities at Market Value	$ 1,600,166	$ 364,771
(Identified Cost $ 1,753,004 and $434,156)
Cash	1,133	-
Receivables:
Dividends and Interest	2,604	734
Total Assets	1,603,903	365,505
Liabilities
Administrative Fees	927	210
Investment Advisory Fees	1,174	267
Distribution Fees	309	70
Total Liabilities	2,410	547
Net Assets	$ 1,601,493	$ 364,958
Net Assets Consist of:
Capital Paid In	1,867,220	430,960
Accumulated Net Investment Loss	(1,451)	3,383
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(111,438)	-
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	(152,838)	(69,385)
Net Assets, for 163,435 and 44,543 Shares Outstanding	$ 1,601,493	$ 364,958

Net Asset Value Per Share ($1,601,493/163,435 shares)	$ 9.80	$ 8.19
Maximum offering price per share (net asset value plus sales charge of 4.75%)	$ 10.29	$ 8.60

The accompanying notes are an integral part of the financial statements.

Electric City Funds

Statement of Operations
For the six months ending February 28, 2003 (Unaudited)
		Dividend
	Value Fund	Growth Fund
Investment Income:
Dividends	$ 13,185	$ 5,375
Interest	128	88
Total Investment Income	13,313	5,463
Expenses: (Note 2)
Management Fees	7,973	1,828
Administrative Fees	6,009	1,378
Distribution Fees	673	153
Total Expenses	14,655	3,359

Net Investment Loss	(1,342)	2,104

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(51,325)	-
Unrealized Appreciation (Depreciation) on Investments	(160,853)	(40,226)
Net Realized and Unrealized Gain (Loss) on Investments and Options	(212,178)	(40,226)

Net Increase (Decrease) in Net Assets from Operations	$ (213,520)	$ (38,122)

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Statement of Changes in Net Assets (Unaudited)
	9/1/2002	9/1/2001
	to	to
	2/28/2003	8/31/2002
From Operations:
Net Investment Income	$ (1,342)	$ (7,784)
Net Realized Gain (Loss) on Investments	(51,325)	(64,772)
Net Realized Gain (Loss) on Option Transactions	0	14,783
Net Unrealized Appreciation (Depreciation)	(160,853)	(197,728)
Increase (Decrease) in Net Assets from Operations	(213,520)	(255,501)
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	38,364	367,331
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(56,512)	(198,045)
Net Increase from Shareholder Activity	(18,148)	169,286

Net Increase in Net Assets	(231,668)	(86,215)

Net Assets at Beginning of Period	1,833,161	1,919,376
Net Assets at End of Period (including accumulated undistributed net investment income (loss) of $(1,451) and -$7,784, respectively)	$ 1,601,493	$ 1,833,161

Share Transactions:
Issued	3,717	30,145
Reinvested	-	-
Redeemed	(5,637)	(15,962)
Net increase (decrease) in shares	(1,920)	14,183
Shares outstanding beginning of period	165,355	151,172
Shares outstanding end of period	163,435	165,355

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Statement of Changes in Net Assets (Unaudited)
	9/1/2002	1/4/2002*
	to	to
	2/28/2003	8/31/2002
From Operations:
Net Investment Income	$ 2,104	$ 1,279
Net Realized Gain (Loss) on Investments	0	0
Net Unrealized Appreciation (Depreciation)	(40,226)	(29,159)
Increase (Decrease) in Net Assets from Operations	(38,122)	(27,880)
From Distributions to Shareholders:
Net Investment Income	(2,608)	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(2,608)	0
From Capital Share Transactions:
Proceeds From Sale of Shares	12,900	418,068
Shares Issued on Reinvestment of Dividends	2,608	0
Cost of Shares Redeemed	(8)	0
Net Increase from Shareholder Activity	15,500	418,068

Net Increase in Net Assets	(25,230)	390,188

Net Assets at Beginning of Period	390,188	0
Net Assets at End of Period (including accumulated undistributed net investment income of $3,383 and $1,279 )	$ 364,958	$ 390,188

Share Transactions:
Issued	1,435	42,817
Reinvested	292	-
Redeemed	1	-
Net increase (decrease) in shares	1,726	42,817
Shares outstanding beginning of period	42,817	-
Shares outstanding end of period	44,543	42,817

* Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Electric City Value Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	9/1/2002	9/1/2001	9/1/2000	12/30/99*
	to	to	to	to
	2/28/2003	8/31/2002	8/31/2001	8/31/2000
Net Asset Value -
Beginning of Period	$11.09	$12.70	$11.91	$10.00
Net Investment Income	(0.01)	(0.05)	0.01	0.07
Net Gains or Losses on Securities
(realized and unrealized)	(1.28)	(1.56)	0.83	1.84
Total from Investment Operations	(1.29)	(1.61)	0.84	1.91
Distributions
(from net investment income)	0.00	0.00	(0.04)	0.00
(from capital gains)	0.00	0.00	(0.01)	0.00
Total from Distributions	0.00	0.00	(0.05)	0.00
Net Asset Value -
End of Period	$9.80	$11.09	$12.70	$11.91

Total Return	-11.62%	-12.68%	7.18%	19.10%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,601	1,833	1,919	1,032

Ratio of Expenses to Average Net Assets	1.76%	1.65%	1.65%	1.65%	(b)
Ratio of Net Income to Average Net Assets	-0.16%	-0.41%	0.06%	1.02%	(b)
Portfolio Turnover Rate	69.30%	50.34%	69.81%	64.07%	(b)

The accompanying notes are an integral part of the financial statements.

Electric City Dividend Growth Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	9/1/2002	1/4/2002*
	to	to
	2/28/2003	8/31/2002
Net Asset Value -
Beginning of Period	$9.11	$10.00
Net Investment Income	0.05	0.04
Net Gains or Losses on Securities
(realized and unrealized)	(0.92)	(0.93)
Total from Investment Operations	(0.87)	(0.89)
Distributions
(from net investment income)	(0.05)	0.00
(from capital gains)	0.00	0.00
Total from Distributions	(0.05)	0.00
Net Asset Value -
End of Period	$8.19	$9.11

Total Return	-9.51%	-8.90%	(a)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	365	390

Ratio of Expenses to Average Net Assets	1.76%	1.65%	(b)
Ratio of Net Income to Average Net Assets	1.10%	0.88%	(b)
Portfolio Turnover Rate	0.00%	0.00%	(b)

The accompanying notes are an integral part of the financial statements.

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2003 (UNAUDITED)

1.) ORGANIZATION:

Electric City Funds, Inc. (the “Company”) is a diversified, open-end management investment company. The Company was organized in Maryland as a Corporation and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there are two series authorized by the Company, the Electric City Value Fund (the “Value Fund”) and the Electric City Dividend Growth Fund (the “Dividend Growth Fund”).

The Value Fund commenced investment operations on December 30, 1999.  The Fund's primary investment objective is to build shareholder wealth by maximizing the total return of the Fund’s portfolio.  Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

The Dividend Growth Fund commenced investment operations on January 4, 2002.  The Fund’s primary investment objective is to build shareholder wealth by investing in the securities of companies that are, or have the potential to, pay increasing dividends over time.

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

The Funds intend to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 28, 2003 (UNAUDITED)

requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OPTION WRITING:

When either of the Funds write an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting the closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital for the Value Fund.

3.)

INVESTMENT ADVISORY AGREEMENT

Each Fund has have entered into an investment advisory and administration agreement with Mohawk Asset Management, Inc. (the “Adviser”).  Each Fund is authorized to pay the Adviser a fee equal to an annual average rate of 0.95% for investment advisory services and a fee equal to an annual average rate of 0.75% for administrative fees.  Mohawk Asset Management, Inc. has agreed to be responsible for payment of all operating expenses of the fund except for taxes, interest, litigation expenses and any other extraordinary expenses.

As a result of the above calculation, for the six months ended February 28, 2003, the Adviser earned management fees totaling $7,973 and administrative fees totaling $6,009 for services provided to the Electric City Value Fund. As of February 28, 2003, the Fund owed $2,523 to Mohawk Asset Management, Inc. For the six months ended February 28, 2003, the Adviser earned management fees totaling $1,828 and administrative fees totaling $1,378 for services provided to the Electric City Dividend Growth Fund..

4.)

RELATED PARTY TRANSACTIONS

Control persons of Mohawk Asset Management, Inc. also serve as directors of the Company.  These individuals receive benefits from the Adviser resulting from the advisory and administration fees paid to the Adviser of the Fund.

ELECTRIC CITY FUNDS

NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEBRUARY 28, 2003 (UNAUDITED)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2003, National Investors Services Corp. held for the benefit of others, in aggregate, approximately 77% and 85% of the Value Fund and the Dividend Growth Fund, respectively.

5.) DISTRIBUTION PLAN

The Funds have adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940.

6.)

CAPITAL STOCK AND DISTRIBUTION

At February 28, 2003, the Company was authorized to issue 100,000,000 shares of capital stock ($.0001 par value). The Company has classified and registered for sale up to 25,000,000 shares of the Funds. Paid in capital at February 28, 2003 was $1,867,220 and $430,960 for the Value Fund and the Dividend Growth Fund, respectively.

7.) INVESTMENTS

Value Fund:     For the six months ended February 28, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $566,769 and $574,371, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  For federal income tax purposes, the cost of investments owned at February 28, 2003 was $1,753,004. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $171,714 and the gross unrealized depreciation for all securities totaled $324,552 for a net unrealized appreciation of $152,838.

Dividend Growth Fund: For the six months ended February 28, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $17,766 and $0, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  For federal income tax purposes, the cost of investments owned at February 28, 2003 was $434,156.  As of February 28, 2003, the gross unrealized appreciation for all securities totaled $3,263 and the gross unrealized depreciation for all securities totaled $72,649 for a net unrealized depreciation of $69,386.

8.)  LOSS CARRYFOWARDS

At August 31, 2002, the Value Fund had available for federal tax purposes an unused capital loss carryover of $59,837, of which $3,275 expires in 2009 and $56,562 expires in 2010.  Capital loss carryovers are available to offset subsequent years realized capital gains.  To the extent that these carryovers are used to offset future capital gains, it is probable that the amount offset will not distributed to the shareholders.

[GRAPHIC OMITTED]

112 Erie Boulevard

Schenectady, New York 12305

Phone (518) 370-0289

Toll Free (800) 453-6556

www.electriccityfunds.com

This report is provided for the general information of the shareholders of Electric City Funds. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.   Not applicable to Semi-Annual Reports.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Semi-Annual Reports dated February 28, 2003.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

     James W. Denney

     President and Treasurer

Date April 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/James W. Denney

     James W. Denney

     President and Treasurer

Date April 30, 2003

-#-